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UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3486

Madison Mosaic Tax-Free Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison/Mosaic Legal and Compliance Department
550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300

Date of fiscal year end: September 30

Date of reporting period: March 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspoection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1. Report to Shareholders.

SEMI-ANNUAL REPORT

March 31, 2012

Madison Mosaic
Tax-Free Trust
Virginia Tax-Free Fund
Tax-Free National Fund

Madison Mosaic(R) Funds
www.mosaicfunds.com

Madison Mosaic Tax-Free Trust

Contents

Letter to Shareholders
Economic Overview	1
Outlook	2
Portfolio of Investments
Virginia Tax-Free Fund	4
Tax-Free National Fund	6
Statements of Assets and Liabilities	8
Statements of Operations	9
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Other Information	15

Madison Mosaic Tax-Free Trust

Letter to Shareholders
(photo of Michael J. Peters)
The semi-annual period ended March 31, 2012 saw positive total returns for Virginia Tax-Free and Tax-Free National. Six-month total returns were: 2.11% for Virginia Tax-Free and 2.86% for Tax-Free National. Over the six-month period of this report, Tax-Free National’s peer group, Morningstar Municipal National Long Category, was up 5.07%. The Morningstar Municipal Single State Long Category, the peer group for Virginia Tax-Free, rose 4.59% this period. As is typical, our portfolios were focused on high-quality issuance. Some indication of the manner in which quality influenced returns over this period can be seen by looking at the Morningstar High Yield Municipal Category, which led other municipal bond categories with a six-month return of 6.48%. As always, your Madison Mosaic Funds have very little if any exposure to lower-rated bonds, which is not necessarily true for their peers. Another factor for our underperformance compared to the index was the relative performance of municipal bonds based on their maturity. Bonds at the border between intermediate and long, where we have been positioned for some time, had particularly weak performance over this period. Each fund’s higher-quality bias and duration position were behind their relative underperformance for the period.

The 30-day SEC yield for Virginia Tax-Free saw a reduction across the period from 1.82% to 1.52% while Tax-Free National fell from 1.65% to 1.08%, a reflection of the extremely low interest rate environment in which we have been living for some time. Not only has the Federal Reserve kept short-term rates at record lows, it has committed to keeping them low through 2013 and into 2014.

ECONOMIC OVERVIEW

The global economic backdrop appeared bleak as we entered this six-month period in October 2011. Ongoing turmoil in the Eurozone remained heavy on the market’s mind along with continued fears that U.S. economic growth would disappoint. Renewed forecasts of imminent recession in the U.S. were widespread and risk assets such as stocks were again avoided in favor of the perceived safety and liquidity of U.S. dollar-based government bonds. This flight-to-safety pushed intermediate and long-term Treasury yields into record territory, with the yield on the 10-Year Treasury Bond hitting a period low of 1.76% on October 3, 2011, close to its all-time bottom. Along with the declining interest rates came low mortgage rates, for those who qualified, with 30-year fixed mortgages pricing below 4% for the first time ever.

However, early into the six-month period, the U.S. economic picture brightened. Capital spending picked up, labor markets showed signs of improvement and consumer spending was reported to be better than expected. From fears of recession at the outset of the fourth quarter, consensus growth expectations changed to an annualized fourth quarter growth rate of approximately 2.8%. This shift could be seen in the rapid rise of the yield on the 10-Year Treasury, which spiked from its period low of 1.76% in early October to the period high of 2.40% on October 27, 2011.

Against this backdrop of exceeding the modest economic expectations at home, the Federal Reserve retained its commitment to very low short-term interest rates and supported the long end of the bond market with open market purchases of long-dated maturities (Operation Twist) leading to further yield curve flattening. The Fed also hinted at adding purchases of mortgage-backed securities to its stimulus arsenal, contributing to the decline in mortgage rates to a level below 4%.

This optimism continued as we entered 2012, with signs of sustainable U.S. economic growth building upon positive momentum from late 2011. Improvements in both employment and manufacturing seemed destined to boost the economy and assist the housing market out of its prolonged downturn. Eurozone concerns abated during the first months of 2012 and market participants began to refocus on fundamental economic factors. The resulting confidence led investors to prefer higher risk investments, continuing the trend which began in the fourth quarter of 2011.

Semi-annual Report | March 31, 2012 | 1

Madison Mosaic Tax-Free Trust | Letter to Shareholders | continued | March 31, 2012

Greece successfully renegotiated its sovereign debt and other European countries undertook austerity measures to bolster their own well being. As Greek creditors agreed to new debt terms, the market responded by reversing the flight-to-quality trade. In the U.S., the Fed lengthened its commitment towards accommodative rates to 2014, although this forecast was made contingent upon economic conditions. Additionally, the Fed provided detailed estimates for GDP, unemployment and inflation – all pointing to modest economic growth. As expected, the Fed continued its purchase of longer-dated Treasuries and investments into mortgage-backed securities. Importantly, the Fed remained relatively silent in regard to another round of quantitative easing. At this point, the Fed is unlikely to institute another round of quantitative easing given an improving labor market, modest economic growth and tolerable inflation.

OUTLOOK

Housing, high unemployment and the threat of Eurozone contagion continue to be the primary risks confronting the U.S. economy. Housing remains in the doldrums despite low mortgage rates, lower home prices and an improved jobs picture. Corporations continue to report good earnings, but many have lowered their earnings outlook and are unlikely to invest without evidence of increasing economic activity.

Investors seeking yield have been frustrated for some time. The pressure to move into higher risk, higher yielding securities has enticed many. However, for those looking at the multiple risks that remain domestically, and even more prominently overseas, holding a portion of assets in high-quality municipal bonds continues to have an appeal. While we take the Fed at its word regarding the likelihood that rates will remain low for the remainder of 2012 and 2013, we also take note of its careful wording that this is contingent upon economic conditions. Trying investors’ patience appears part of the Federal Reserve policy. As investment managers, we can only wait for the time when interest rate policy returns to a more normal position and investors in municipal bonds begin to once again earn more attractive yields on their tax-free bond portfolios.

Virginia Fund

The Commonwealth of Virginia maintains a Standard & Poor’s AAA general obligation bond rating based on a well-diversified economy that emphasizes services and government. The fund had a total return of 2.11% for the semi-annual period and the 30-day SEC yield was 1.52% as of March 31, 2012. The duration of the portfolio was 6.82 years while the average maturity was 11.50 years. In terms of quality of holdings, approximately 21.4% of the portfolio was rated by at least one agency at the highest level (AAA for Standard and Poor’s), 55.1% was the equivalent of S&P’s AA, 18.3% A, while 5.2% was BBB or not currently rated. Recently purchased securities included Puerto Rico Highway & Transportation Authority revenue bonds and Virginia State Resources Authority-Clean Water revenue bonds. .

INDUSTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 3/31/12
Airport	0.5%
Development	5.5%
Education	9.6%
Facilities	13.3%
General	7.5%
General Obligation	14.2%
Medical	11.0%
Multifamily Housing	8.4%
Power	3.9%
Transportation	3.2%
Utilities	3.9%
Water	16.5%
Cash & Other	2.5%

National Fund

The National Fund had a total return of 2.86% for the semi-annual period and the 30-day SEC yield was 1.08% as of March 31, 2012. The duration of the portfolio was 6.81 years and the average maturity was 11.65 years. In terms of quality holdings, approximately 19.6% of the portfolio was rated by at least one agency at the highest level (AAA for Standard and Poor’s), 69.2% was the equivalent of S&P’s AA, 8.9% A, and 2.3% BBB. Recently purchased securities included El Paso County, Colorado Detention Center and Beaumont, Texas Independent School District guaranteed by the Texas Permanent School Fund.

2 | Semi-annual Report | March 31, 2012

Madison Mosaic Tax-Free Trust | Letter to Shareholders | concluded | March 31, 2012

STATE ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 3/31/12
Alabama	2.5%
Arizona	3.1%
Arkansas	1.7%
Colorado	1.4%
Florida	10.7%
Georgia	7.4%
Illinois	6.0%
Indiana	5.4%
Iowa	0.7%
Kentucky	0.4%
Maryland	4.3%
Massachusetts	2.2%
Michigan	5.1%
Mississippi	2.7%
Missouri	3.1%
New Jersey	3.3%
New York	3.6%
North Carolina	6.3%
Ohio	1.7%
Pennsylvania	2.6%
South Carolina	1.6%
Texas	14.9%
Virginia	4.6%
Washington	2.0%
Wisconsin	0.7%
Cash & Other	2.0%

We appreciate your confidence in Madison Mosaic Funds and reaffirm our commitment to provide you with competitive returns to meet your investment objectives.

Sincerely,

(signature)

Michael J. Peters, CFA

Vice President, Madison Investment Advisors, LLC

and Portfolio Manager

Semi-annual Report | March 31, 2012 | 3

Madison Mosaic Tax-Free Trust | March 31, 2012

Virginia Fund Portfolio of Investments (unaudited)
	Par Value	Value (Note 1)
LONG TERM MUNICIPAL BONDS - 97.5%
Airport - 0.5%
Capital Region Airport Commission, (AGM) 5%, 7/1/20	$ 125,000	$ 135,440
Development - 5.5%
Loudoun County Industrial Development Authority, 5%, 6/1/31	500,000	552,945
Prince William County Industrial Development Authority, 5.25%, 2/1/18	675,000	797,891
		1,350,836
Education - 9.6%
Lexington Industrial Development Authority, 4.25%, 12/1/20	150,000	173,734
Prince William County Industrial Development Authority, 5%, 10/1/18	150,000	157,015
University of Virginia, 5%, 6/1/40	255,000	279,715
Virginia College Building Authority, 5%, 4/1/16	100,000	110,563
Virginia College Building Authority, 5%, 9/1/26	140,000	158,652
Virginia College Building Authority, (ST APPROP) 5%, 2/1/29	375,000	426,915
Virginia College Building Authority, (ST APPROP) 5%, 2/1/23	500,000	614,690
Virginia Public School Authority, 5%, 8/1/27	350,000	395,202
Virginia Public School Authority, 5%, 12/1/18	100,000	114,058
		2,430,544
Facilities - 13.3%
Gloucester County Industrial Development Authority, (NATL-RE) 4.375%, 11/1/25	500,000	518,660
Henrico County Economic Development Authority, 5%, 10/1/18	170,000	204,923
Newport News Economic Development Authority, 5%, 7/1/25	745,000	812,899
Northwestern Regional Jail Authority, (NATL-RE) 5%, 7/1/19	50,000	54,520
Prince William County Park Authority, 4%, 4/15/24	320,000	341,402
Roanoke County Economic Development Authority, (ASSURED GTY) 5%, 10/15/16	400,000	462,236
Stafford County & Staunton Industrial Development Authority, (NATL-RE) 4.5%, 8/1/25	700,000	722,428
Virginia Public Building Authority, 5.25%, 8/1/23	200,000	234,410
		3,351,478
General - 7.5%
Fairfax County Economic Development Authority, (NATL-RE) 5.25%, 9/1/19	500,000	501,165
	Par Value	Value (Note 1)
Fairfax County Economic Development Authority, 4.25%, 8/1/29	$ 340,000	$ 359,271
County of Prince William VA, Certificate Participation (AMBAC) 5%, 6/1/22	750,000	810,375
Puerto Rico Public Finance Corp, (Escrowed To Maturity) (AMBAC) 5.5%, 8/1/27	100,000	130,673
Virgin Islands Public Finance Authority, (NATL-RE FGIC) 5%, 10/1/23	100,000	104,450
		1,905,934
General Obligation - 14.2%
City of Alexandria VA, General Obligation 5%, 1/1/16	200,000	230,740
County of Arlington VA, General Obligation (Prerefunded 1/15/17 @ 100) 5%, 1/15/25	175,000	208,226
County of Henrico VA, General Obligation (Prerefunded 12/01/18 @ 100) 5%, 12/1/24	200,000	246,762
County of Henrico VA, General Obligation 5%, 7/15/25	150,000	177,149
City of Hopewell VA, General Obligation 5.875%, 7/15/34	500,000	562,710
Town of Leesburg VA, General Obligation 5%, 1/15/41	135,000	150,079
County of Loudoun VA, General Obligation (Prerefunded 12/01/17 @ 100) 5%, 12/1/18	165,000	200,104
County of Prince George VA, General Obligation (ASSURED GTY ) 5%, 2/1/20	200,000	230,808
City of Richmond VA, General Obligation (AGM) 5%, 7/15/23	750,000	799,890
City of Roanoke VA, General Obligation 5%, 2/1/25	230,000	266,906
Commonwealth of Virginia, General Obligation 5%, 6/1/26	300,000	344,028
Commonwealth of Virginia, General Obligation 5%, 6/1/27	150,000	174,328
		3,591,730
Medical - 11.0%
Augusta County Industrial Development Authority, 5.25%, 9/1/20	1,000,000	1,147,670
Charlotte County Industrial Development Authority/VA, 5%, 9/1/16	335,000	365,793
Harrisonburg Industrial Development Authority, (AMBAC) 4%, 8/15/16	200,000	219,000
Harrisonburg Industrial Development Authority, (AMBAC) 5%, 8/15/46	180,000	185,027
Henrico County Economic Development Authority, (NATL-RE) 6%, 8/15/16	260,000	276,760
Roanoke Economic Development Authority, (Escrowed To Maturity) (NATL-RE) 6.125%, 7/1/17	500,000	578,545
		2,772,795

See accompanying Notes to Financial Statements.

4 | Semi-annual Report | March 31, 2012

Madison Mosaic Tax-Free Trust | Virginia Fund Portfolio of Investments | concluded | March 31, 2012

	Par Value	Value (Note 1)
Multifamily Housing - 8.4%
Fairfax County Redevelopment & Housing Authority, 4.75%, 10/1/36	$ 725,000	$ 775,880
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	300,000	325,518
Suffolk Redevelopment & Housing Authority, 5.6%, 2/1/33	750,000	756,578
Virginia Housing Development Authority, 4.8%, 10/1/39	250,000	262,093
		2,120,069
Power - 3.9%
Chesterfield County Economic Development Authority, 5%, 5/1/23	565,000	638,077
Puerto Rico Electric Power Authority, (BHAC-CR MBIA-RE FGIC) 5.25%, 7/1/24	290,000	335,463
		973,540
Transportation - 3.2%
Puerto Rico Highway & Transportation Authority, (NATL-RE) 5.25%, 7/1/32	445,000	464,820
Puerto Rico Highway & Transportation Authority, (ASSURED GTY) 5.25%, 7/1/34	100,000	111,518
Richmond Metropolitan Authority, (Escrowed To Maturity) (NATL-RE FGIC) 5.25%, 7/15/22	60,000	74,189
Richmond Metropolitan Authority, (NATL-RE FGIC) 5.25%, 7/15/22	140,000	161,391
		811,918
Utilities - 3.9%
City of Richmond VA, (AGM) 4.5%, 1/15/33	940,000	987,348
Water - 16.5%
Fairfax County Water Authority, 5.25%, 4/1/23	180,000	228,109
	Par Value	Value (Note 1)
Frederick-Winchester Service Authority, (AMBAC) 5%, 10/1/15	$ 570,000	$ 639,067
Hampton Roads Sanitation District, 5%, 4/1/33	250,000	272,932
Henry County Public Service Authority, (AGM) 5.25%, 11/15/13	700,000	748,202
Henry County Public Service Authority, (AGM) 5.25%, 11/15/15	150,000	169,374
City of Norfolk VA Water Revenue, (NATL-RE) 5.9%, 11/1/25	210,000	210,626
Upper Occoquan Sewage Authority, (NATL-RE) 5.15%, 7/1/20	1,000,000	1,231,390
Virginia Resources Authority, 5%, 10/1/27	300,000	350,727
Virginia Resources Authority, 4.5%, 10/1/28	160,000	178,955
Virginia Resources Authority, 5%, 11/1/31	160,000	174,438
		4,203,820
TOTAL INVESTMENTS - 97.5% (Cost $23,148,998)		24,635,452
NET OTHER ASSETS AND LIABILITIES - 2.5%		629,399
TOTAL ASSETS - 100.0%		$25,264,851

AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Indemnity Corp.
ASSURED GTY	Assured Guaranty
BHAC-CR	Berkshire Hathaway Assuranty Corp.
FGIC	Financial Guaranty Insurance Co.
MBIA-RE	MBIA Insurance Corp.
NATL-RE	National Public Finance Guarantee Corp.
ST APPROP	State Appropriations

See accompanying Notes to Financial Statements.

Semi-annual Report | March 31, 2012 | 5

Madison Mosaic Tax-Free Trust | March 31, 2012

National Fund Portfolio of Investments (unaudited)
	Par Value	Value (Note 1)
LONG TERM MUNICIPAL BONDS - 98.0%
Alabama - 2.5%
Troy University, (ASSURED GTY) 4.125%, 11/1/23	$ 420,000	$ 442,184
Tuscaloosa Public Educational Building Authority, (ASSURED GTY) 6.375%, 7/1/28	295,000	342,524
		784,708
Arizona - 3.1%
City of Tempe AZ, 5%, 7/1/20	225,000	248,616
Glendale Western Loop 101 Public Facilities Corp, 6%, 7/1/24	525,000	564,506
Northern Arizona University, Certificate Participation (AMBAC) 5%, 9/1/23	150,000	157,806
		970,928
Arkansas - 1.7%
City of Fort Smith AR Water & Sewer Revenue, (AGM) 5%, 10/1/21	175,000	203,686
Lake Hamilton School District No. 5 of Garland County, General Obligation Ltd 3%, 4/1/21	320,000	329,232
		532,918
Colorado - 1.4%
El Paso County Facilities Corp, Certificate Participation 5%, 12/1/27	400,000	447,184
Florida - 10.7%
Emerald Coast Utilities Authority, (NATL-RE FGIC) 5%, 1/1/25	1,010,000	1,041,896
Highlands County Health Facilities Authority, 5%, 11/15/20	455,000	503,526
Lee County Industrial Development Authority/FL, 5%, 11/1/28	500,000	521,585
Peace River/Manasota Regional Water Supply Authority, (AGM) 5%, 10/1/23	750,000	800,910
State of Florida, General Obligation (ST GTD) 4.75%, 6/1/35	500,000	522,690
		3,390,607
Georgia - 7.4%
Augusta-Richmond County Coliseum Authority, (CNTY GTD) 5%, 10/1/23	890,000	1,053,306
City of Atlanta GA Water & Wastewater Revenue, (AGM) 5.75%, 11/1/30	300,000	384,909
Emanuel County Hospital Authority, (AMBAC CNTY GTD) 4.3%, 7/1/17	250,000	264,125
Georgia State Road & Tollway Authority, 5%, 6/1/21	90,000	106,407
Gwinnett County Development Authority, Certificate Participation (NATL-RE) 5.25%, 1/1/18	225,000	267,158
Gwinnett County Development Authority, Certificate Participation (NATL-RE) 5.25%, 1/1/21	100,000	121,997
	Par Value	Value (Note 1)
Private Colleges & Universities Authority, 5%, 9/1/38	$ 130,000	$ 140,716
		2,338,618
Illinois - 6.0%
County of Winnebago IL, General Obligation (NATL-RE) 5%, 12/30/24	1,000,000	1,068,590
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Ltd 3%, 12/1/21	495,000	513,954
Regional Transportation Authority, (AMBAC GO OF AUTH) 7.2%, 11/1/20	260,000	310,398
		1,892,942
Indiana - 5.4%
Indianapolis Local Public Improvement Bond Bank, (ASSURED GTY) 5.5%, 1/1/38	475,000	519,351
Western Boone Multi-School Building Corp, General Obligation (AGM ) 5%, 1/10/20	1,015,000	1,205,688
		1,725,039
Iowa - 0.7%
City of Bettendorf IA, General Obligation 5%, 6/1/30	210,000	235,343
Kentucky - 0.4%
Laurel County School District Finance Corp, (AGM SEEK) 4%, 6/1/16	110,000	121,185
Maryland - 4.3%
Maryland Health & Higher Educational Facilities Authority, (AGM) 5.25%, 8/15/38	535,000	606,417
Maryland State Transportation Authority, (Escrowed To Maturity) 6.8%, 7/1/16	60,000	68,234
Montgomery County Revenue Authority, 5%, 5/1/31	600,000	681,936
		1,356,587
Massachusetts - 2.2%
Massachusetts School Building Authority, (AGM) 5%, 8/15/23	635,000	711,632
Michigan - 5.1%
Charles Stewart Mott Community College, General Obligation (NATL-RE) 5%, 5/1/18	720,000	782,971
Detroit City School District, General Obligation (FGIC Q-SBLF) 6%, 5/1/20	300,000	365,310
Redford Unified School District No. 1, General Obligation (AMBAC Q-SBLF) 5%, 5/1/22	410,000	467,810
		1,616,091
Mississippi - 2.7%
Harrison County Wastewater Management District, (Escrowed To Maturity) (FGIC) 7.75%, 2/1/14	500,000	566,360
Harrison County Wastewater Management District, (Escrowed To Maturity) (FGIC) 8.5%, 2/1/13	260,000	277,529
		843,889

See accompanying Notes to Financial Statements.

6 | Semi-annual Report | March 31, 2012

Madison Mosaic Tax-Free Trust | National Fund Portfolio of Investments | concluded | March 31, 2012

	Par Value	Value (Note 1)
Missouri - 3.1%
City of O’Fallon MO, Certificate Participation (NATL-RE) 5.25%, 11/1/16	$ 100,000	$ 112,323
County of St Louis MO, (Escrowed To Maturity) 5.65%, 2/1/20	500,000	624,995
St Louis Industrial Development Authority, 6.65%, 5/1/16	200,000	238,378
		975,696
New Jersey - 3.3%
New Jersey State Turnpike Authority, (BHAC-CR FSA) 5.25%, 1/1/28	250,000	310,165
New Jersey State Turnpike Authority, (Escrowed To Maturity) (NATL-RE-IBC) 6.5%, 1/1/16	655,000	749,019
		1,059,184
New York - 3.6%
City of North Tonawanda NY, General Obligation 4%, 4/1/21	240,000	259,423
New York State Dormitory Authority, (BHAC-CR AMBAC) 5.5%, 7/1/31	250,000	319,567
Port Authority of New York & New Jersey, (GO OF AUTH) 5.375%, 3/1/28	455,000	551,906
		1,130,896
North Carolina - 6.3%
City of Raleigh NC, Certificate Participation 4.75%, 6/1/25	590,000	619,229
County of Dare NC, Certificate Participation (Prerefunded 12/01/12 @ 100) (AMBAC) 5%, 6/1/23	600,000	619,056
North Carolina Medical Care Commission, (HUD SECT 8) 5.5%, 10/1/24	500,000	522,145
State of North Carolina, (ST APPROP) 4.5%, 5/1/27	200,000	220,198
		1,980,628
Ohio - 1.7%
County of Allen OH, 4.75%, 9/1/27	530,000	551,979
Pennsylvania - 2.6%
Lehigh County General Purpose Authority, (NATL-RE GO OF HOSP) 7%, 7/1/16	760,000	832,086
South Carolina - 1.6%
York County School District No.1, SC, General Obligation (SCSDE) 5%, 3/1/27	440,000	498,340
Texas - 14.9%
Beaumont Independent School District, General Obligation (PSF-GTD) 4.75%, 2/15/38	300,000	323,607
City of San Antonio TX Water System Revenue, 5.125%, 5/15/29	500,000	567,790
City of Sugar Land TX, General Obligation Ltd 5%, 2/15/28	350,000	394,184
County of Bexar TX, General Obligation Ltd 4%, 6/15/32	450,000	462,658
County of Harris TX, General Obligation Ltd (Prerefunded 10/01/18 @ 100) 5.75%, 10/1/24	250,000	317,970
	Par Value	Value (Note 1)
Liberty Hill Independent School District, General Obligation (PSF-GTD) 5%, 8/1/26	$ 410,000	$ 472,865
Lower Colorado River Authority, (Escrowed To Maturity) (AMBAC) 6%, 1/1/17	305,000	372,591
Mueller Local Government Corp, 5%, 9/1/25	1,280,000	1,422,938
State of Texas, General Obligation 5%, 8/1/27	330,000	384,176
		4,718,779
Virginia - 4.6%
City of Hopewell VA, General Obligation 5.875%, 7/15/34	500,000	562,710
Commonwealth of Virginia, General Obligation 5%, 6/1/27	150,000	174,329
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	265,000	287,541
Henry County Public Service Authority, (AGM) 5.25%, 11/15/15	150,000	169,374
Virginia Housing Development Authority, 4.8%, 10/1/39	250,000	262,092
		1,456,046
Washington - 2.0%
Grays Harbor County Public Utility District No. 1, (AGM) 5.25%, 7/1/24	605,000	644,791
Wisconsin - 0.7%
Wisconsin Health & Educational Facilities Authority, 5.25%, 10/1/21	200,000	209,348
TOTAL INVESTMENTS - 98.0% (Cost $29,198,903)		31,025,444
NET OTHER ASSETS AND LIABILITIES - 2.0%		637,111
TOTAL ASSETS - 100.0%		$31,662,555

AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Indemnity Corp.
ASSURED GTY	Assured Guaranty
BHAC-CR	Berkshire Hathaway Assuranty Corp.
CNTY GTD	County Guaranteed
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
GO of AUTH	General Obligation of the Authority
GO of HOSP	General Obligation of the Hospital District
HUD SECTION 8	HUD Insured Multifamily Housing
IBC	Insured Bond Certificate
NATL-RE	National Public Finance Guarantee Corp.
PSF GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Board Loan Fund
SCSDE	South Carolina School District-Enhanced (State of SC’s Intercept program)
SEEK	Support Education Excellence in Kentucky (State of KY’s school district enhancement program for low income communities)
ST APPROP	State Appropriations
ST GTD	State Guaranteed

See accompanying Notes to Financial Statements.

Semi-annual Report | March 31, 2012 | 7

Madison Mosaic Tax-Free Trust | March 31, 2012

Statements of Assets and Liabilities (unaudited)

	Virginia Fund	National Fund
ASSETS
Investment securities, at value* (Note 1)	$24,635,452	$31,025,444
Cash	329,610	219,829
Receivables
Interest	307,833	424,942
Capital shares sold	155	18,195
Total assets	25,273,050	31,688,410

LIABILITIES
Payables
Dividends	3,262	20,264
Capital shares redeemed	687	1,341
Independent trustee fees	750	750
Auditor fees	3,500	3,500
Total liabilities	8,199	25,855

NET ASSETS	$25,264,851	$31,662,555

Net assets consists of:
Paid in capital	23,645,705	29,739,212
Accumulated net realized gains	132,692	96,802
Net unrealized appreciation on investments	1,486,454	1,826,541
Net assets	$25,264,851	$31,662,555

CAPITAL SHARES OUTSTANDING
An unlimited number of capital shares, without par value, are authorized (Note 6)	2,106,815	2,836,326

NET ASSET VALUE PER SHARE	$ 11.99	$ 11.16

* INVESTMENT SECURITIES, AT COST	$23,148,998	$29,198,903

See accompanying Notes to Financial Statements.

8 | Semi-annual Report | March 31, 2012

Madison Mosaic Tax-Free Trust | March 31, 2012

Statements of Operations (unaudited)

For the six-months ended March 31, 2012
	Virginia Fund	National Fund
INVESTMENT INCOME (Note 1)
Interest income	$ 492,447	$ 634,059

EXPENSES (Notes 2, 3 and 7)
Investment advisory fees	78,873	98,531
Other expenses	45,479	63,059
Independent trustee fees	1,500	1,500
Auditor fees	3,500	3,500
Line of credit interest and fees	250	250
Total expenses	129,602	166,840

NET INVESTMENT INCOME	362,845	467,219

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	132,692	98,736
Change in net unrealized appreciation of investments	35,890	320,535

NET GAINS ON INVESTMENTS	168,582	419,271

TOTAL INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 531,427	$ 886,490

Statements of Changes in Net Assets

	Virginia Fund		National Fund
	(unaudited) Six-Months Ended March 31,	Year Ended September 30,	(unaudited) Six-Months Ended March 31,	Year Ended September 30,
	2012	2011	2012	2011
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income	$ 362,845	$ 757,802	$ 467,219	$ 871,821
Net realized gain on investments	132,692	17,310	98,736	115,824
Change in net unrealized appreciation (depreciation) on investments	35,890	(65,073)	320,535	(182,718)
Total increase in net assets resulting from operations	531,427	710,039	886,490	804,927

DISTRIBUTION TO SHAREHOLDERS
From net investment income	(362,845)	(757,802)	(467,219)	(871,821)
From net capital gains	(17,310)	(126,808)	(108,327)	(232,291)
Total distributions	(380,155)	(884,610)	(575,546)	(1,104,112)

CAPITAL SHARE TRANSACTIONS (Note 6)	104,861	(986,964)	32,999	2,271,245

NET INCREASE (DECREASE) IN NET ASSETS	256,133	(1,161,535)	343,943	1,972,060

NET ASSETS
Beginning of period	$25,008,718	$26,170,253	$31,318,612	$29,346,552
End of period	$25,264,851	$25,008,718	$31,662,555	$31,318,612

See accompanying Notes to Financial Statements.

Semi-annual Report | March 31, 2012 | 9

Madison Mosaic Tax-Free Trust | March 31, 2012

Financial Highlights

Selected data for a share outstanding for the year indicated.

VIRGINIA FUND
	(unaudited) Six-Months Ended March 31,	Year Ended September 30,
	2012	2011	2010	2009	2008	2007
Net asset value, beginning of year	$11.92	$11.98	$11.87	$11.01	$11.43	$11.63
Investment operations:
Net investment income	0.17	0.35	0.37	0.37	0.38	0.39
Net realized and unrealized gain (loss) on investments	0.08	–	0.16	0.91	(0.39)	(0.15)
Total from investment operations	0.25	0.35	0.53	1.28	(0.01)	0.24
Less distribution from:
Net investment income	(0.17)	(0.35)	(0.37)	(0.37)	(0.38)	(0.39)
Net realized gains	(0.01)	(0.06)	(0.05)	(0.05)	(0.03)	(0.05)
Total distributions	(0.18)	(0.41)	(0.42)	(0.42)	(0.41)	(0.44)
Net asset value, end of year	$11.99	$11.92	$11.98	$11.87	$11.01	$11.43
Total return (%)	2.11	3.10	4.54	11.87	(0.11)	2.13
Ratios and supplemental data
Net assets, end of year (in thousands)	$25,265	$25,009	$26,170	$25,883	$22,416	$23,240
Ratio of expenses to average net assets (%)	1.031	1.03	1.03	1.03	1.03	1.03
Ratio of net investment income to average net assets (%)	2.871	3.03	3.10	3.26	3.31	3.37
Portfolio turnover (%)	9	7	19	18	7	12

NATIONAL FUND
	(unaudited) Six-Months Ended March 31,	Year Ended September 30,
	2012	2011	2010	2009	2008	2007
Net asset value, beginning of year	$11.05	$11.16	$11.09	$10.34	$10.75	$10.95
Investment operations:
Net investment income	0.16	0.34	0.36	0.37	0.38	0.38
Net realized and unrealized gain (loss) on investments	0.15	(0.02)	0.12	0.82	(0.38)	(0.15)
Total from investment operations	0.31	0.32	0.48	1.19	0.00	0.23
Less distribution from:
Net investment income	(0.16)	(0.34)	(0.36)	(0.37)	(0.38)	(0.38)
Net realized gains	(0.04)	(0.09)	(0.05)	(0.07)	(0.03)	(0.05)
Total distributions	(0.20)	(0.43)	(0.41)	(0.44)	(0.41)	(0.43)
Net asset value, end of year	$11.16	$11.05	$11.16	$11.09	$10.34	$10.75
Total return (%)	2.86	3.02	4.43	11.73	(0.13)	2.14
Ratios and supplemental data
Net assets, end of year (in thousands)	$31,663	$31,319	$29,347	$29,143	$26,598	$28,579
Ratio of expenses to average net assets (%)	1.061	1.06	1.06	1.06	1.06	1.05
Ratio of net investment income to average net assets (%)	2.961	3.11	3.26	3.44	3.47	3.52
Portfolio turnover (%)	8	13	19	17	13	17

1Annualized.

See accompanying Notes to Financial Statements.

10 | Semi-annual Report | March 31, 2012

Madison Mosaic Tax-Free Trust | March 31, 2012

Notes to Financial Statements

1. Summary of Significant Accounting Policies. Madison Mosaic Tax-Free Trust (the "Trust") is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Trust maintains two separate funds, the Virginia Tax-Free Fund (the "Virginia Fund") and the Tax-Free National Fund (the "National Fund") (together the "Funds"), which invest principally in securities exempt from federal income taxes, commonly known as "municipal" securities. The Virginia Fund invests solely in securities exempt from both federal and Virginia state income taxes. The National Fund invests in securities exempt from federal taxes. Both Funds invest in intermediate and long-term securities. Because the Trust is 100% no-load, the shares of each Fund are offered and redeemed at the net asset value per share.

Portfolio Valuation: Securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Each Fund has adopted the Financial Accounting Standards Board ("FASB") applicable guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs," minimize the use of unobservable "inputs" and establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 –  other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the six-months ended March 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs. As of March 31, 2012 and during the six-months then ended, neither of the Funds held securities deemed as a Level 3 and there were no transfers between classification levels..

The following is a summary used as of March 31, 2012 in valuing the Funds’ investments carried at fair value:

Semi-annual Report | March 31, 2012 | 11

Madison Mosaic Tax-Free Trust | Notes to Financial Statements | continued

Fund	Level 1	Level 2	Level 3	Value at 3/31/12
Virginia Fund
Long Term Municipal Bonds	$ –	$24,635,452	$ –	$24,635,452
Total	$ –	$24,635,452	$ –	$24,635,452
National Fund
Long Term Municipal Bonds	$ –	$31,025,444	$ –	$31,025,444
Total	$ –	$31,025,444	$ –	$31,025,444
Please see the Portfolio of Investments for each respective Fund for a listing of all securities within the Long Term Municipal Bond category.

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurement.  The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  The effective date of the ASU is for interim and annual periods beginning after December 15, 2011 and therefore is not effective for the current fiscal year.  The Funds’ investment adviser is in the process of assessing the impact of the updated standards on the Funds’ financial statements.

Municipal securities are traded via a network among dealers and brokers that connect buyers with sellers. Liquidity in the tax-exempt bond market has been reduced as a result of overall economic conditions and credit tightening. There may be little trading in the secondary market for particular bonds and other debt securities, which may make them more difficult to value or sell.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and Federal income tax purposes.

Investment Income: Interest income is recorded on an accrual basis. Bond premium is amortized and original issue discount and market discount are accreted over the expected life of each applicable security using the effective interest method.

Distribution of Income and Gains: Distributions are recorded on the ex-dividend date. Net investment income, determined as gross investment income less total expenses, is declared as a regular dividend and distributed to shareholders monthly. Capital gain distributions, if any, are declared and paid annually at calendar year-end. Additional distributions may be made if necessary. Distributions paid during the years ended September 30, 2011 and 2010 were identical for book purposes and tax purposes.

The tax character of capital gain distributions paid for the Virginia Fund was $7,587 short-term and $119,221 long-term capital gain for the year ended September 30, 2011 and $24,717 short-term and $80,707 long-term capital gain for the year ended September 30, 2010. The tax character of capital gain distributions paid for the National Fund was $232,291 long-term capital gain for the year ended September 30, 2011 and $128,001 long-term capital gain for the year ended September 30, 2010. There were no short-term capital gain distributions for the National Fund for the years ended September 30, 2011 or 2010.

As of March 31, 2012, the components of distributable earnings on a tax basis were as follows:

Virginia Fund:
Accumulated net realized gains	$ 132,692
Net unrealized appreciation on investments	1,486,454
$1,619,146

National Fund:
Accumulated net realized gains	$ 96,802
Net unrealized appreciation on investments	1,826,541
$1,923,343

Net realized gains or losses may differ for financial and tax reporting purposes as a result of loss deferrals related to wash sales and post-October transactions.

Income Tax: No provision is made for Federal income taxes since it is the intention of the Funds to comply with the provisions of the Internal Revenue Code available

12 | Semi-annual Report | March 31, 2012

Madison Mosaic Tax-Free Trust | Notes to Financial Statements | continued

to investment companies and to make the requisite distribution to shareholders of taxable income which will be sufficient to relieve it from all or substantially all Federal income taxes.

As of and during the six-months ended March 31, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Modernization Act") modernizes several of the federal income and excise tax provisions related to RICs. The Modernization Act contains simplification provisions effective for taxable years beginning after December 22, 2010, which are aimed at preventing disqualification of a RIC for "inadvertent" failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act allows capital losses to be carried forward indefinitely, and retain the character of the original loss, exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Tax years open to examination by tax authorities under the statute of limitations include 2008 through 2011.

Cash Concentration: At times, the Funds maintain cash balances at financial institutions in excess of federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees. The investment adviser to the Trust, Madison Investment Advisors, LLC (the "Adviser"), earns an advisory fee equal to 0.625% per annum of the average net assets of the Funds. The fees are accrued daily and are paid monthly. Prior to November 30, 2010, the investment adviser to the Trust was Madison Mosaic, LLC and its parent, Madison Investment Advisors, Inc. On November 30, 2010, Madison Mosaic, LLC changed its name to Madison Investment Advisors, LLC and became the sole Adviser.

3. Other Expenses. Under a separate Services Agreement, the Adviser will provide or arrange for each Fund to have all necessary operational and support services for a fee based on a percentage of each Fund’s average net assets. This fee is 0.40% for the Virginia Fund and 0.44% for the National Fund on assets less than $25 million and 0.40% for all assets greater than $25 million. The direct expenses paid by the Funds and referenced below come out of this fee.

Expenses paid by the Funds and not covered within the Services Agreement referenced above include costs associated with the Line of Credit, fees related to portfolio holdings and extraordinary or nonrecurring fees.

The Funds’ Independent Trustees and independent registered public accountants fees and expenses are paid directly by the Funds, the amounts of which can be found in the Statements of Operations.

4. Aggregate Cost and Unrealized Appreciation. The aggregate cost for federal income tax purposes and the net unrealized appreciation (depreciation) are stated as follows as of March 31, 2012:

	Virginia Fund	National Fund
Aggregate Cost	$23,148,998	$29,198,903
Gross unrealized appreciation	1,501,812	1,855,356
Gross unrealized depreciation	(15,358)	(28,815)
Net unrealized appreciation	$ 1,486,454	$ 1,826,541

5. Investment Transactions. Purchases and sales of securities (excluding short-term securities) for the six-months ended March 31, 2012, were as follows:

	Purchases	Sales
Virginia Fund	$2,120,612	$2,211,421
National Fund	$2,462,758	$2,488,694

Semi-annual Report | March 31, 2012 | 13

Madison Mosaic Tax-Free Trust | Notes to Financial Statements | concluded

6. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares were as follows:
	(unaudited) Six-Months Ended March 31,	Year Ended September 30,
Virginia Fund	2012	2011
In Dollars
Shares sold	$ 714,285	$ 1,432,661
Shares issued in reinvestment of dividends	360,670	833,257
Total shares issued	1,074,955	2,265,918
Shares redeemed	(970,094)	(3,252,882)
Net increase (decrease)	$ 104,861	$ (986,964)

In Shares
Shares sold	59,240	122,360
Shares issued in reinvestment of dividends	30,057	71,783
Total shares issued	89,297	194,143
Shares redeemed	(80,507)	(280,622)
Net increase (decrease)	8,790	(86,479)

	(unaudited) Six-Months Ended March 31,	Year Ended September 30,
National Fund	2012	2011
In Dollars
Shares sold	$1,168,287	$ 5,549,958
Shares issued in reinvestment of dividends	431,578	927,556
Total shares issued	1,599,865	6,477,514
Shares redeemed	(1,566,866)	(4,206,269)
Net increase	$ 32,999	$ 2,271,245

In Shares
Shares sold	104,243	508,517
Shares issued in reinvestment of dividends	38,711	86,386
Total shares issued	142,954	594,903
Shares redeemed	(140,804)	(389,514)
Net increase	2,150	205,389

7. Lines of Credit. The Virginia Fund has a $7.5 million and the National Fund an $8 million revolving credit facility with a bank for temporary emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The interest rate on the outstanding principal amount is equal to the prime rate less 0.5% (effective rate of 2.75% at March 31, 2012). The lines of credit contain loan covenants with respect to certain financial ratios and operating matters. Both Funds were in compliance with these covenants as of March 31, 2012. During the six-months ended March 31, 2012, neither Fund borrowed on their lines of credit.

8. Discussion of Risks. Please see the most current version of the Funds’ prospectus for a discussion of risks associated with investing in the Funds. While investments in stocks and bonds have been keystones in wealth building and management for a hundred years, at times they’ve produced surprises for even the savviest investors. Those who enjoyed growth and income of their investments were rewarded for the risks they took by investing in the markets. When the rare calamity strikes, the word "security" itself seems a misnomer. Although the Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there are additional risks that we did not contemplate for any number of reasons. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something you must consider in connection with your investments in securities. Unforeseen events have the potential to upset the best laid plans of man, and could, in a worst-case scenario produce the material loss of the value of some or all of the securities we manage for you.

9. Subsequent Events. Management has evaluated the impact of all subsequent events on the Trust. No events have taken place that meet the definition of a subsequent event that requires adjustment to, or disclosure in the financial statements.

14 | Semi-annual Report | March 31, 2012

Madison Mosaic Tax-Free Trust

Other Information

Fund Expenses (unaudited)

Example

This Example is intended to help you understand your costs (in dollars) of investing in a Fund and to compare these costs with the costs of investing in other mutual funds. See footnotes 2 and 3 above for an explanation of the types of costs charged by the funds.

This Example is based on an investment of $1,000 invested on October 1, 2011 and held for the six-months ended March 31, 2012.

Actual Expenses

The following table titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,500 ending account valued divided by $1,000 = 8.5), then multiply the result by the number under the heading entitled "Expenses Paid During the Period."

Based on Actual Total Return1
	Actual Total Return2	Beginning Account Value	Ending Account Value	Annualized Expense Ratio3	Expenses Paid During the Period3
Virginia Fund	2.11%	$1,000.00	$1,021.13	1.03%	$5.21
National Fund	2.86%	$1,000.00	$1,028.56	1.06%	$5.38
1For the six-months ended March 31, 2012.
2Assumes reinvestment of all dividends and capital gains distributions, if any, at net asset value.
3Expenses are equal to the respective Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Hypothetical Example  for Comparison Purposes
The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not either Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in a Madison Mosaic Tax-Free Trust Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Madison Mosaic Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Based on Hypothetical Total Return1
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio2	Expenses Paid During the Period2
Virginia Fund	5.00%	$1,000.00	$1,025.26	1.03%	$5.20
National Fund	5.00%	$1,000.00	$1,025.26	1.06%	$5.36
1For the six-months ended March 31, 2012.
2Expenses are equal to the respective Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Semi-annual Report | March 31, 2012 | 15

Madison Mosaic Tax-Free Trust | Other Information | concluded

Forward-Looking Statement Disclosure. One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "estimate," "may," "will," "expect," "believe," "plan" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Proxy Voting Information. The Trust only invests in non-voting securities. Nevertheless, the Trust adopted policies that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Trust’s portfolios. These policies are available to you upon request and free of charge by writing to Madison Mosaic Funds, 550 Science Drive, Madison, WI 53711 or by calling toll-free at 1-800-368-3195. The Trust’s proxy voting policies may also be obtained by visiting the SEC’s web site at www.sec.gov. The Trust will respond to shareholder requests for copies of our policies within two business days of request by first-class mail or other means designed to ensure prompt delivery.

N-Q Disclosure. The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Form N-Q and other information about the Trust are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC  20549-0102. Finally, you may call us at 800-368-3195 if you would like a copy of Form N-Q and we will mail one to you at no charge.

16 | Semi-annual Report | March 31, 2012

The Madison Mosaic Family of Mutual Funds
Equity Trust
Investors Fund
Mid-Cap Fund
Small/Mid-Cap Fund
Disciplined Equity Fund
Dividend Income Fund

Income Trust
Government Fund
Core Bond Fund
Institutional Bond Fund
Investment Grade Corporate Bond Fund

Tax-Free Trust
Virginia Tax-Free Fund
Tax-Free National Fund

Government Money Market

For more complete information on any Madison Mosaic fund, including charges and expenses, request a prospectus by calling 1-800-368-3195. Read it carefully before you invest or send money. This document does not constitute an offering by the distributor in any jurisdiction in which such offering may not be lawfully made. Mosaic Funds Distributor, LLC.

An investment in any Madison Mosaic fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Government Money Market fund seeks to preserve the value of the investment at $1.00 per share, it is possible to lost money by investing in the fund.

TRANSFER AGENT

Madison Mosaic(R) Funds
c/o US Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

TELEPHONE NUMBERS

Shareholder Service
Toll-free nationwide: 888-670-3600

Mosaic Tiles (24 hour automated information)
Toll-free nationwide: 800-336-3063

SEC File Number 811-2910

(Madison Mosaic Logo)
Madison Mosaic (R) Funds
www.mosaicfunds.com

Item 2. Code of Ethics.

Not applicable in semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable in semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable in semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Included in report to shareholders above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No changes.

Item 11. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer determined that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2 (not applicable in semi-annual report).

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Tax-Free Trust

By: (signature)

Holly Baggot, Secretary
Date: May 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer
Date: May 18, 2012

By: (signature)

Greg Hoppe, Principal Financial Officer
Date: May 18, 2012